PGIM S&P 500 Buffer 20 ETF - July
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 104.0%
Affiliated Mutual Fund 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $103,656)(wb)	103,656	$103,656
Options Purchased*~ 103.0%
(cost $10,016,318)		10,645,791

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.0% (cost $10,119,974)		10,749,447
Options Written*~ (4.0)%
(premiums received $332,177)		(411,688)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $9,787,797)		10,337,759
Liabilities in excess of other assets(z) (0.0)%		(1,994)

Net Assets 100.0%		$10,335,765

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/25	$5.44		177		18	$10,519,427
SPDR S&P 500 ETF Trust	Put	06/30/25	$544.22		177		18	126,364
Total Options Purchased (cost $10,016,318)								$10,645,791

PGIM S&P 500 Buffer 20 ETF - July
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/25	$610.13		177		18	$(379,026)
SPDR S&P 500 ETF Trust	Put	06/30/25	$435.38		177		18	(32,662)
Total Options Written (premiums received $332,177)							$(411,688)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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